Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Equity attributable to Vale's stockholders	Share capital	Results on conversion of shares	Capital reserve	Results from operation with noncontrolling interest	Profit reserves	Treasury stocks	Unrealized fair value gain (losses)	Cumulative translation adjustments	Retained earnings	Equity attributable to noncontrolling interests	Total
Balance at Dec. 31, 2014	$ 55,122	$ 61,614	$ (152)		$ (449)	$ 19,985	$ (1,477)	$ (1,713)	$ (22,686)		$ 1,199	$ 56,321
Net income (loss)	(12,129)									$ (12,129)	(491)	(12,620)
Other comprehensive income:
Retirement benefit obligations	70							70			(1)	69
Cash flow hedge	447							447				447
Available-for-sale financial instruments	1							1				1
Translation adjustments	(7,833)					(5,371)		203	(2,665)		(51)	(7,884)
Transactions with stockholders:
Dividends and interest on capital of Vale's stockholders	(1,500)					(1,500)						(1,500)
Dividends of noncontrolling interest											(32)	(32)
Acquisitions and disposal of noncontrolling interest (note 15)	(589)				(253)				(336)		1,455	866
Capitalization of noncontrolling interest advances											36	36
Appropriation to undistributed retained earnings						(12,129)				12,129
Balance at Dec. 31, 2015	33,589	61,614	(152)		(702)	985	(1,477)	(992)	(25,687)		2,115	35,704
Net income (loss)	3,982									3,982	(6)	3,976
Other comprehensive income:
Retirement benefit obligations	(70)							(70)				(70)
Cash flow hedge	7							7				7
Available-for-sale financial instruments	1							1				1
Translation adjustments	2,591					195		(93)	2,387	102	117	2,708
Transactions with stockholders:
Dividends and interest on capital of Vale's stockholders	(1,061)									(1,061)		(1,061)
Dividends of noncontrolling interest											(268)	(268)
Acquisitions and disposal of noncontrolling interest (note 15)	3				3						(1)	2
Capitalization of noncontrolling interest advances											25	25
Appropriation to undistributed retained earnings						3,023				(3,023)
Balance at Dec. 31, 2016	39,042	61,614	(152)		(699)	4,203	(1,477)	(1,147)	(23,300)		1,982	41,024
Net income (loss)	5,507									5,507	14	5,521
Other comprehensive income:
Retirement benefit obligations	(46)							(46)				(46)
Net investments hedge (note 24b)	(95)								(95)			(95)
Translation adjustments	299					(158)		10	447		(1)	298
Transactions with stockholders:
Dividends and interest on capital of Vale's stockholders	(2,133)					(658)				(1,475)		(2,133)
Dividends of noncontrolling interest											(202)	(202)
Acquisitions and disposal of noncontrolling interest (note 15)	(255)				(255)						(512)	(767)
Capitalization of noncontrolling interest advances											33	33
Appropriation to undistributed retained earnings						4,032				$ (4,032)
Merger of Valepar (note 29)	1,139			$ 1,139								1,139
Balance at Dec. 31, 2017	$ 43,458	$ 61,614	$ (152)	$ 1,139	$ (954)	$ 7,419	$ (1,477)	$ (1,183)	$ (22,948)		$ 1,314	$ 44,772